Fees Summary	Apr. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,033,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,076.06
Total Offset Amount	0.00
Net Fee	2,076.06
Narrative - Max Aggregate Offering Price	$ 15,033,000.00
Final Prospectus	true